PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

4. PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2024	2023
Receivable from collaboration agreement	$—	$1,788
Interest receivable	1,042	—
Prepayments:
– Prepayments to CRO vendors	998	—
– Prepayments for stock repurchase	—	548
– Prepayments for employee incentives	641	—
– Prepayments for insurance and other services	484	122
Other receivables	130	45
Total prepayments and other receivables	$3,295	$2,503